Equity (Tables)	9 Months Ended
Jul. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Classes of Share Capital

The following table summarizes the changes to the shares and other equity instruments issued and outstanding, and treasury shares held as at and for the three and nine months ended July 31, 2021 and July 31, 2020.

Shares and Other Equity Instruments Issued and Outstanding and Treasury Shares Held

(millions of shares and millions of Canadian dollars)	For the three months ended				For the nine months ended
	July 31, 2021		July 31, 2020		July 31, 2021		July 31, 2020
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,820.4	$22,790	1,803.7	$21,766	1,816.1	$22,487	1,812.5	$21,713
Proceeds from shares issued on exercise of stock options	0.9	56	0.2	12	2.5	146	1.2	65
Shares issued as a result of dividend reinvestment plan	1.2	99	10.0	583	3.9	312	12.2	726

Purchase of shares for cancellation and other	–	–	–	–	–	–	(12.0)	(143)
Balance as at end of period	1,822.5	$22,945	1,813.9	$22,361	1,822.5	$22,945	1,813.9	$22,361
Preferred Shares – Class A
Balance as at beginning of period	198.0	$4,950	232.0	$5,800	226.0	$5,650	232.0	$5,800

Redemption of shares[1]	–	–	–	–	(28.0)	(700)	–	–
Balance as at end of period	198.0	$4,950	232.0	$5,800	198.0	$4,950	232.0	$5,800
Treasury shares – common[2]
Balance as at beginning of period	1.7	$(123)	0.3	$(25)	0.5	$(37)	0.6	$(41)
Purchase of shares	29.8	(2,565)	35.6	(2,152)	107.9	(8,398)	104.2	(6,787)

Sale of shares	(29.0)	2,499	(35.0)	2,118	(105.9)	8,246	(103.9)	6,769
Balance as at end of period	2.5	$(189)	0.9	$(59)	2.5	$(189)	0.9	$(59)
Treasury shares – preferred[2]
Balance as at beginning of period	0.2	$(5)	0.2	$(3)	0.1	$(4)	0.3	$(6)
Purchase of shares	1.1	(28)	1.4	(29)	4.4	(107)	5.0	(98)

Sale of shares	(1.1)	28	(1.4)	27	(4.3)	106	(5.1)	99
Balance as at end of period	0.2	$(5)	0.2	$(5)	0.2	$(5)	0.2	$(5)
Other Equity Instruments
Balance as at beginning of period	–	$–	–	$–	–	$–	–	$–

Issue of limited recourse capital notes[3]	1.8	1,750	–	–	1.8	1,750	–	–
Balance as at end of period	1.8	$1,750	–	$–	1.8	$1,750	–	$–

[1]

On April  30, 2021, the Bank redeemed all of its 28 million outstanding Non-Cumulative 5-Year Rate Reset Class A First Preferred Shares Non-Viability Contingent Capital (NVCC), Series 12 (“Series 12 Shares”), at a redemption price of $25.00 per Series 12 Share, for a total redemption cost of $700 million.

[2]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.
[3]	For Limited Recourse Capital Notes, the number of shares represents the number of notes issued.